SIGNIFICANT TRANSACTIONS - Purchase Consideration Acquisition Date (Details) - Uklon - USD ($) $ in Millions	Apr. 02, 2025	Mar. 19, 2025
Disclosure of detailed information about business combination [line items]
Purchase consideration		$ 158
Percentage of voting equity interests acquired		97.00%
JSC Kyivstar
Disclosure of detailed information about business combination [line items]
Cash paid	$ 141
Fair value of contingent consideration	16
Purchase consideration	158	$ 158
Total cash consideration	$ 129
Percentage of voting equity interests acquired	97.00%	97.00%
Payment to settle employee awards	$ 12
Symmetrical Put and Call Option | JSC Kyivstar
Disclosure of detailed information about business combination [line items]
Put option liability	$ 1